Note 13 - Long-Term Debt (Details) - Future Principal Repayments of Long-Term Debt: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2013	Oct. 31, 2012
Future Principal Repayments of Long-Term Debt: [Abstract]
2014	$ 3,948
2015	36,493
	$ 40,441	$ 43,331